SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)		3 Months Ended
	Mar. 31, 2019	Mar. 31, 2020
Statement of Operations Summary Information:
Net loss	$ (4,000)	$ (461)
Weighted-average common shares outstanding - basic and diluted	100,000,000	100,629,555
Net loss per share, basic and diluted	$ 0.00	$ 0.00